Note 8 - Earnings (loss) Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares)	0	38,771
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	82,950